Pension arrangements - Defined contribution schemes (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pension arrangements
Contributions to defined contribution pension arrangements	£ 3,827,000	£ 4,352,000	£ 4,974,000
Amount of contributions due that had not been paid to pension schemes	£ 547,000	£ 617,000